INCOME TAXES - Valuation Allowance (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Movements of the valuation allowance
Balance at the beginning of the period	¥ 41,179,348	¥ 20,028,588	¥ 3,882,555
Additions	12,376,506	21,150,760	16,146,033
Balance at the end of the period	53,555,854	41,179,348	20,028,588
Additional disclosures
Unrecognized tax benefits	0	0	0
Interest and penalties recorded	¥ 0	¥ 0	¥ 0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent	3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 100,000
Period of statute of limitations for transfer pricing issues	10 years
December 31, 2020
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose	¥ 41,458,163
PRC
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose	153,051,262
PRC | December 31, 2018
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose	4,996,057
PRC | December 31, 2019
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose	5,438,101
PRC | December 31, 2021
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose	42,390,834
PRC | December 31, 2022
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose	¥ 58,768,107